INVESTMENTS - Net working capital (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of associates and joint ventures
Net working capital	R$ 30,120
Madeira Energia S.A.
Disclosure of associates and joint ventures
Net working capital	347,547
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	465,637
Teles Pires Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	161,979
Chapecoense Geracao S.A.
Disclosure of associates and joint ventures
Net working capital	196,698
Vamcruz I Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	R$ 42,312